Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$13,869,620.77	0.0341616	$-	-	$13,869,620.77
Class A-3 Notes	$470,000,000.00	1.0000000	$456,395,497.39	0.9710542	$13,604,502.61
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$674,199,620.77	0.5087032	$646,725,497.39	0.4879732	$27,474,123.38

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	41.91		41.01
Pool Receivables Balance	$708,030,052.02		$679,877,294.20
Remaining Number of Receivables	53,875		53,003

Adjusted Pool Balance	$694,229,821.15		$666,755,697.77

III. COLLECTIONS

Principal:
Principal Collections	$27,059,281.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$767,464.87
Total Principal Collections	$27,826,746.59

Interest:
Interest Collections	$1,851,033.02
Late Fees & Other Charges	$60,597.14
Interest on Repurchase Principal	$-
Total Interest Collections	$1,911,630.16

Collection Account Interest	$2,288.57
Reserve Account Interest	$300.78
Servicer Advances	$-

Total Collections	$29,740,966.10

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$29,740,966.10
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,740,966.10

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$590,025.04	$-	$590,025.04	$590,025.04
Collection Account Interest					$2,288.57
Late Fees & Other Charges					$60,597.14
Total due to Servicer					$652,910.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$5,085.53		$5,085.53
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$480,298.53		$480,298.53	$480,298.53

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$28,448,758.82

9. Regular Principal Distribution Amount:					$27,474,123.38

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$13,869,620.77
Class A-3 Notes				$13,604,502.61
Class A-4 Notes				$-
Class A Notes Total:		$27,474,123.38		$27,474,123.38
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,474,123.38		$27,474,123.38

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					974,635.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,800,230.87
Beginning Period Amount	$13,800,230.87
Current Period Amortization	$678,634.44
Ending Period Required Amount	$13,121,596.43
Ending Period Amount	$13,121,596.43
Next Distribution Date Required Amount	$12,460,982.18

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	19
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.89%	3.00%	3.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.45%	52,179	97.88%	$665,436,004.38
30 - 60 Days	1.16%	616	1.56%	$10,635,954.54
61 - 90 Days	0.32%	170	0.46%	$3,156,293.84
91-120 Days	0.07%	38	0.10%	$649,041.44
121 + Days	0.00%	0	0.00%	$-
Total		53,003		$679,877,294.20

Delinquent Receivables 30+ Days Past Due
Current Period	1.55%	824	2.12%	$14,441,289.82
1st Preceding Collection Period	1.40%	752	1.92%	$13,584,906.94
2nd Preceding Collection Period	1.40%	766	1.89%	$13,960,961.35
3rd Preceding Collection Period	1.37%	766	1.84%	$14,193,297.99
Four-Month Average	1.43%		1.94%

Repossession in Current Period		39		$788,295.03
Repossession Inventory		121		$546,588.32

Current Charge-Offs
Gross Principal of Charge-Offs				$1,093,476.10
Recoveries				$(767,464.87)
Net Loss				$326,011.23

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.55%

Average Pool Balance for Current Period				$693,953,673.11

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.56%
1st Preceding Collection Period				1.09%
2nd Preceding Collection Period				0.32%
3rd Preceding Collection Period				1.10%
Four-Month Average				0.77%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		68	1,482	$25,137,699.89
Recoveries		75	1,202	$(12,657,356.94)
Net Loss				$12,480,342.95
Cumulative Net Loss as a % of Initial Pool Balance				0.91%

Net Loss for Receivables that have experienced a Net Loss *		55	1,300	$12,513,369.25
Average Net Loss for Receivables that have experienced a Net Loss				$9,625.67

Principal Balance of Extensions				$2,834,837.80
Number of Extensions				153

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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